                                                                                                                        July 1, 2013

DREYFUS PREMIER INVESTMENT FUNDS, INC.

- DREYFUS GLOBAL REAL ESTATE SECURITIES FUND

Supplement to Summary and Statutory Prospectus

dated July 1, 2013

Urdang Securities Management, Inc., the fund's sub-investment adviser, changed its name to "CenterSquare Investment Management, Inc." ("CenterSquare") effective July 1, 2013.  All information in this prospectus relating to "Urdang Securities Management, Inc.," or "Urdang," now relates to CenterSquare.

The following information supersedes and replaces the information contained in the section of the prospectus entitled "Fund Summary – "Portfolio Management":

The fund's investment adviser is The Dreyfus Corporation. The fund's sub-investment adviser is CenterSquare, an affiliate of The Dreyfus Corporation.  E. Todd Briddell and Dean Frankel are the fund's co-primary portfolio managers, positions they have held since June 2013 and December 2006, respectively.  Mr. Briddell is the Chief Executive Officer and Chief Investment Officer of CenterSquare.  Mr. Frankel is a Senior Portfolio Manager for CenterSquare.

The following information supersedes and replaces the portfolio manager information contained in the section of the prospectus entitled "Fund Details – "Management":

E. Todd Briddell and Dean Frankel are the fund's co-primary portfolio managers. Mr. Briddell has served as a co-primary portfolio manager since June 2013.  Mr. Frankel has served as a co-primary portfolio manager of the fund (or its predecessor) since December 2006.  Mr. Briddell is the Chief Executive Officer and Chief Investment Officer of CenterSquare which he joined in 1993.  Mr. Frankel is a Senior Portfolio Manager for CenterSquare, which he joined in 1997 as an analyst, and has managed assets since 1999.

                                                                                                                                    6593S0713

July 1, 2013

DREYFUS PREMIER INVESTMENT FUNDS, INC.

-DREYFUS GLOBAL REAL ESTATE SECURITIES FUND

Supplement to Statement of Additional Information dated

August 1, 2012, as revised or amended August 30, 2012, October 1, 2012,

January 1, 2013, March 1, 2013, April 1, 2013, May 1, 2013, May 14, 2013 and July 1, 2013

Urdang Securities Management, Inc., the fund's sub-investment adviser, changed its name to "CenterSquare Investment Management, Inc." ("CenterSquare") effective July 1, 2013.  All information in this statement of additional information relating to "Urdang Securities Management, Inc.," or "Urdang," now relates to CenterSquare.

The following information supplements and supersedes the portfolio manager information contained in the section of the fund's Statement of Additional Information entitled "Certain Portfolio Manager Information":

The following table lists the number and types of accounts (including the fund) advised by the primary portfolio managers and assets under management in those accounts as of April 30, 2013:

Primary Portfolio Manager	Registered Investment Companies	Total Assets Managed	Other Pooled Investment Vehicles	Total Assets Managed	Other Accounts	Total Assets Managed

E. Todd Briddell	None	N/A	None	N/A	None	N/A
Dean Frankel	4	$423.0M	10	$1.20B	40	$4.22B

The following table provides information on accounts managed (included within the table above) by each primary portfolio manager that are subject to performance-based advisory fees:

Primary Portfolio Manager	Type of Account	Number of Accounts	Total Assets of Accounts

E. Todd Briddell	None	N/A	N/A
Dean Frankel	Other Accounts	9	$1.42B

The following table lists the dollar range of fund shares beneficially owned by the primary portfolio managers as of April 30, 2013:

Primary Portfolio Manager	Fund	Dollar Range of Fund Shares Beneficially Owned

E. Todd Briddell	DGRESF	None
Dean Frankel	DGRESF	None

6593SAISTK-0713